Business Segments (Narrative) (Details) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012
Service area, counties		24
Service area, square miles		6,000
Number of coal fired power plants		8
Approximate number of retail customers		500,000
Number of MC Squared Retail Customers	$ 29,000	$ 5,900
Competitive Retail [Member]
Approximate number of retail customers		70,000